Property, Plant & Equipment - Summary of Property Plant & Equipment (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 821,287
Additions	65,851
Depletion and amortization	105,849
Foreign exchange translation	(7,828)
Ending balance	758,006	$ 821,287
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,204,775	1,108,096
Additions	89,069	101,139
Changes in rehabilitation cost asset	(31,695)	(12,374)
Disposals	(6,978)	(2,279)
Foreign exchange translation	(7,828)	10,193
Ending balance	1,247,343	1,204,775
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	383,488	310,831
Depletion and amortization	110,766	74,830
Disposals	(4,917)	(2,173)
Ending balance	489,337	383,488
Property acquisition costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	99,872
Ending balance	111,644	99,872
Property acquisition costs [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	99,872	92,378
Additions	16,240
Foreign exchange translation	(4,468)	7,494
Ending balance	111,644	99,872
Mineral properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	224,655
Ending balance	156,290	224,655
Mineral properties [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	385,504	333,638
Additions	34,750	62,849
Changes in rehabilitation cost asset	(31,695)	(12,374)
Foreign exchange translation	(1,155)	1,391
Ending balance	387,404	385,504
Mineral properties [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	160,849	116,690
Depletion and amortization	70,265	44,159
Ending balance	231,114	160,849
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	496,572
Ending balance	490,072	496,572
Plant and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	719,211	679,352
Additions	28,565	27,783
Disposals	(6,978)	(2,279)
Foreign exchange translation	(2,205)	1,308
Transfers between categories	9,702	13,047
Ending balance	748,295	719,211
Plant and equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	222,639	194,141
Depletion and amortization	40,501	30,671
Disposals	(4,917)	(2,173)
Ending balance	258,223	222,639
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	188
Ending balance		188
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	188	2,728
Additions	9,514	10,507
Transfers between categories	$ (9,702)	(13,047)
Ending balance		$ 188